                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology Partners, L.P.
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11920

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: President
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt   New York, New York   May 13, 2009
------------------------   ------------------   --------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

          S Squared Technology, LLC